Share Based Payments	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share based payments

14. Share based payments

From time to time, the Company may issue equity securities (i.e., shares, options or performance rights) to its employees, directors or advisors to more closely align rewards for performance with the achievement of the Company’s growth and strategic objectives. Where the recipient is a director of the Company, shareholder approval must be sought under the ASX Listing Rules prior to the issue of any equity securities to any director.

Fair value of shares issued

The fair value of shares issued to employees is determined using the closing price of shares on the grant date and expensed over the vesting period. The total fair value of shares issued to employees and directors during the year was $3,588,000, as of 30 June 2022 there was $2,743,854 of total unrecognized compensation cost related to unvested shares.

Options

The exercise price of options outstanding as of 30 June 2022 and 2021 ranged between $0.08 and $0.35.

As of 30 June 2022, there was $1,853,263 of total unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of approximately 1.39 years.

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. The expensed fair value in the tables below represents the proportion of the total fair value that has been allocated to the current period with the balance to be expensed in future periods.

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2022:

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2021:

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.15	$647,348
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.25	$527,766
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.20	$1,352,588
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.25	$1,253,140
Unlisted Options	30,164,690	2-Oct-20	30-Sep-21	$0.08	$740,665
Total options	70,164,690				$4,521,507

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. Inputs into the trinomial and Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of AASB 13 (IFRS 13).

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2022:

	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2021:

	$0.08 Options	$0.15 Options	$0.25 Options	$0.20 Options	$0.25 Options
	30-Sep-21	20-Nov-23	20-Nov-23	20-Nov-23	20-Nov-23
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Expected volatility (%)	100%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-20	20-Nov-20	20-Nov-20	25-Feb-21	25-Feb-21

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

Performance Rights

Movement in number of Performance Shares and Performance Rights for the years ended:

Security Description	$0.$0.08 Options	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
30 June 2022	30-Sep-21	-	-	-	-
30 June 2021	30-Sep-21	41,553,593	-	(41,553,593)	-

(1)	30,303,593 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 11,250,000 performance rights expired.

12. Share based payments

From time to time, the Company may issue equity securities (i.e. shares, options or performance rights) to its employees, directors or advisors to more closely align rewards for performance with the achievement of the Company’s growth and strategic objectives. Where the recipient is a director of the Company, shareholder approval must be sought under the ASX Listing Rules prior to the issue of any equity securities to any director.

Fair value of shares issued

The fair value of shares issued as compensation is determined using the closing price of shares on the grant date and expensed over the vesting period.

Options

The following table summarizes the Company’s stock option activity for the years ended 30 June 2021 and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding as of 30 June 2019	262,960,728	$0.040	1.255
Granted	412,169,705	$0.139
Exercised	(34,427,321)	$0.031
Outstanding as of 30 June 2020	640,703,112	$0.104	0.748
Granted	72,414,690	$0.152
Exercised	(286,500,523)	$0.044
Expired or forfeited	(88,000,000)	$0.104
Outstanding as of 30 June 2021	338,617,279	$0.166	0.568
Exercisable as of 30 June 2021	337,117,279	$0.167

The exercise price of options outstanding as of 30 June 2021 and 2020 ranged between $0.05 and $0.25. The weighted average grant date fair value of options granted was $0.10 and $0.22 for the year ended 30 June 2021.

As of 30 June 2021, there was $116,680 of total unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of approximately one year.

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2021:

	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted options	10,000,000	20-Nov-2020	20-Nov-2023	$0.15	$647,348
Unlisted options	10,000,000	20-Nov-2020	20-Nov-2023	$0.25	$527,766
Unlisted options	10,000,000	25-Feb-2021	20-Nov-2023	$0.20	$1,352,588
Unlisted options	10,000,000	25-Feb-2021	20-Nov-2023	$0.25	$1,253,140
Unlisted options	30,164,690	02-Oct-2020	30-Sep-2021	$0.08	$740,665
Total options granted to third parties	70,164,690				$4,521,507

Options granted to employees
Unlisted options	750,000	01-Jul-2020	30-Jun-2025	$0.05	$25,432
Unlisted options	750,000	01-Jul-2020	30-Jun-2026	$0.05	$27,450
Unlisted options	750,000	01-Jul-2020	30-Jun-2027	$0.05	$29,040
Total options granted to employees	2,250,000				$81,922
Total options	72,414,690				$4,603,429

The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2020:

	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted options	10,000,000	8-Aug-2019	01-Jan-2020	$0.02	$85,251
Unlisted options	10,000,000	8-Aug-2019	01-May-2020	$0.03	$51,531
Unlisted options	12,000,000	8-Aug-2019	01-May-2020	$0.04	$34,966
Unlisted options	14,000,000	19-Aug-2019	01-Dec-2020	$0.06	$30,297
Unlisted options	16,000,000	19-Aug-2019	01-Dec-2020	$0.08	$18,248
Unlisted options	18,000,000	19-Aug-2019	01-Dec-2020	$0.10	$11,606
Unlisted options	20,000,000	19-Aug-2019	01-Dec-2020	$0.12	$7,700
Unlisted options	20,000,000	19-Aug-2019	01-Dec-2020	$0.14	$4,804
Unlisted options	89,919,705	Various(1)	30-Sep-2021	$0.08	$449,067
Total options granted to third parties	209,919,705				$693,470

Options granted to employees
Unlisted options	750,000	26-Jun-2020	30-Jun-2025	$0.05	$24,817
Unlisted options	750,000	26-Jun-2020	30-Jun-2026	$0.05	$26,424
Unlisted options	750,000	26-Jun-2020	30-Jun-2027	$0.05	$27,754
Unlisted options	200,000,000	26-Jun-2020	30-Sep-2021	$0.20	$306,299
Total options granted to employees	202,250,000				$385,294
Total options	412,169,705				$1,078,764

(1)	22,368,422 options were issued to participants of the July 2019 equity capital raisings attaching to shares subscribed for under those raisings and 33,000,000 options were issued to brokers who supported those equity capital raisings. A further 34,551,283 options were issued to participants of the October 2019 capital raising attaching to shares subscribed for under that raising.

The fair values at grant date are independently determined using either a trinomial pricing or Black-Scholes option model that take into account any price to exercise, the term of the options or rights, the share price at grant date, the price volatility of the underlying share and the risk-free interest rate for the term of the options or rights. Inputs into the trinomial and Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of IFRS 13.

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2021:

	$0.08 Options 30-Sep-2021	$0.15 Options 20-Nov-2023	$0.25 Options 20-Nov-2023	$0.20 Options 20-Nov-2023	$0.25 Options 20-Nov-2023
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Dividend yield (%)	—%	—%	—%	—%	—%
Expected volatility (%)	86%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-2020	20-Nov-2020	20-Nov-2020	25-Feb-2021	25-Feb-2021

The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model (for all $0.05 options) and a trinomial option model (for the $0.20 options) taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2020:

	$0.05 Options 30-Jun-2025	$0.05 Options 30-Jun-2026	$0.05 Options 30-Jun-2027	$0.20 Options 30-Sep-2021
Number	750,000	750,000	750,000	2,000,000
Dividend yield (%)	—%	—%	—%	—%
Expected volatility (%)	92%	92%	92%	93%
Risk-free interest rate (%)	0.39%	0.48%	0.58%	0.25%
Expected life of option (years)	5	6	7	1.25
Exercise price (cents)	5.0	5.0	5	20
Grant date share price (cents)	4.8	4.8	4.8	4.8
Vesting date	30-Jun-2020	30-Jun-2021	30-Jun-2022	Refer (a) below

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

(a)	The options vest upon the shares having a closing price of 20 cents per share or more for any 5 trading days at any time from the date of grant of the options until the expiry date of the options (30 September 2021).

Performance Rights

Movement in number of Performance Shares and Performance Rights for the years ended:

30 June 2021

Security Description	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
Performance Rights(1)	41,553,593	—	(41,553,593)	—

(1)	30,303,593 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 11,250,000 performance rights expired.

30 June 2020

Security Description	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
Performance Rights(1)	24,166,668	32,303,593	(14,916,668)	41,553,593
Performance Shares(2)	20,000,002	—	(20,000,002)	—

(1)	32,303,593 performance rights were issued as remuneration for the Company’s Chief Medical Officer (Dr Sud Agarwal), after approval by shareholders on 26 June 2020. 11,916,668 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 3,000,000 performance rights expired.

(2)	Performance shares were issued to holders upon the Company’s relisting in November 2016. Performance hurdles attaching to these shares related to sales targets within the now discontinued devices business. These targets were not achieved and the performance shares lapsed on 30 June 2020.

The value-based performance rights have milestones which are market-based. In arriving at the fair value of these rights the probability of achieving these milestones (related to various levels of market capitalisation) has been estimated using a trinomial option model, with major inputs for 30 June 2020 being grant date share price. of $0.048; risk-free rate of 0.25%; and volatility of 95%, for a total value of $469,324. Of the performance rights $280,253 and $189,071 was expensed in the years ended 30 June 2021 and 2020, respectively.

The milestone performance rights are valued at the share price at grant date ($0.048) taking into account management’s estimate s of the likelihood of meeting the milestones.